Unaudited condensed consolidated interim income statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	£ 6,663	£ 7,227
Costs of services	(5,826)	(6,187)
Gross profit	837	1,040
General and administrative costs	(616)	(617)
Operating profit	221	423
Earnings from associates	17	16
Profit before interest and taxation	238	439
Finance and investment income	49	74
Finance costs	(178)	(210)
Revaluation and retranslation of financial instruments	(11)	35
Profit before taxation	98	338
Taxation	(28)	(92)
Profit for the period	70	246
Attributable to:
Equity holders of the parent	44	205
Non-controlling interests	26	41
Profit for the period	£ 70	£ 246
Earnings per share
Basic earnings per ordinary share (pounds per share)	£ 0.041	£ 0.191
Diluted earnings per ordinary share (pounds per share)	£ 0.040	£ 0.188